Huntington Asset Services, Inc.

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

December 18, 2012

EDGAR CORRESPONDENCE

Securities & Exchange Commission

Division of Investment Management

450 5th Street, NW

Washington, DC 20549

Re:	Unified Series Trust (“Registrant”), SEC File No. 333-100654

Ladies and Gentlemen:

On behalf of the Registrant, attached herewith for filing pursuant to paragraph (e) of Rule 497 under the Securities Act of 1933, as amended (the “1933 Act”), please find exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated December 4, 2012, to the Prospectus for the Martin Focused Value Fund.

If you have any questions or would like further information, please contact me at (317) 917-7029.

Sincerely,

/s/ Carol J. Highsmith
Carol J. Highsmith
Vice President